Note 24 - Commitments and Contingencies (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Unpaid Principal Balance of Funded and Sold Loans Subject to Loss Sharing Obligations	$ 7,196,000	$ 5,584,000
Loss Sharing Obligations [Member] | Other Liabilities [Member]
Loss Contingency Accrual	$ 12,655	$ 13,556